Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 16:-	TAXES ON INCOME

a.	Tax rates applicable to the Company:

The Israeli statutory corporate tax rate and real capital gains tax rate were 23% in 2025, 2024 and 2023. The combined U.S. federal and state tax rate was 28% in 2025, 2024 and 2023. The Canadian corporate tax rate was 27% in 2025, 2024 and 2023.

b.	Tax assessments:

The assessments of the Company are deemed final through the 2019 tax year.

c.	Carryforward tax losses and other temporary differences:

The Company has accumulated tax losses since its inception.

As of December 31, 2025, the Company’s net carryforward tax losses are estimated to be approximately $78,000, of which SNI’s losses amount to $1,300 and NeuroThera’s amount to $1,328.